Segment information	12 Months Ended
Mar. 31, 2019
Segment information
Segment information

25.Segment information

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The following tables present the summary of each segment's revenue, income from operations and adjusted earnings before interest, taxes and amortization ("Adjusted EBITA") which is considered as a segment operating performance measure,  for the years ended March 31, 2017, 2018 and 2019:

	Year ended March 31, 2017
			Digital media	Innovation
	Core	Cloud	and	initiatives and	Total
	commerce	computing	entertainment	others	segments	Unallocated (i)	Consolidated
	(in millions of RMB, except percentages)
Revenue	133,880	6,663	14,733	2,997	158,273	—	158,273
Income (Loss) from operations	74,180	(1,681)	(9,882)	(6,798)	55,819	(7,764)	48,055
Add: share-based compensation expense	5,994	1,201	1,454	3,017	11,666	4,329	15,995
Add: amortization of intangible assets	2,258	4	1,886	656	4,804	318	5,122
Adjusted EBITA (ii)	82,432	(476)	(6,542)	(3,125)	72,289	(3,117)
Adjusted EBITA margin (iii)	62%	(7)%	(44)%	(104)%

	Year ended March 31, 2018
			Digital media	Innovation
	Core	Cloud	and	initiatives and	Total
	commerce	computing	entertainment	others	segments	Unallocated (i)	Consolidated
	(in millions of RMB, except percentages)
Revenue	214,020	13,390	19,564	3,292	250,266	—	250,266
Income (Loss) from operations	102,743	(3,085)	(14,140)	(6,901)	78,617	(9,303)	69,314
Add: share-based compensation expense	8,466	2,274	2,142	3,707	16,589	3,486	20,075
Add: amortization of intangible assets	2,891	12	3,693	198	6,794	326	7,120
Add: impairment of goodwill	—	—	—	—	—	494	494
Adjusted EBITA (ii)	114,100	(799)	(8,305)	(2,996)	102,000	(4,997)
Adjusted EBITA margin (iii)	53%	(6)%	(42)%	(91)%

	Year ended March 31, 2019
			Digital media	Innovation
	Core	Cloud	and	initiatives and	Total
	commerce	computing	entertainment	others	segments	Unallocated (i)	Consolidated
	(in millions of RMB, except percentages)
Revenue	323,400	24,702	24,077	4,665	376,844	—	376,844
Income (Loss) from operations	109,312	(5,508)	(20,046)	(11,795)	71,963	(14,879)	57,084
Add: share-based compensation expense	17,694	4,332	2,988	5,774	30,788	6,703	37,491
Add: amortization of intangible assets	9,161	18	1,262	50	10,491	236	10,727
Add: settlement of U.S. federal class action lawsuit	—	—	—	—	—	1,679	1,679
Adjusted EBITA (ii)	136,167	(1,158)	(15,796)	(5,971)	113,242	(6,261)
Adjusted EBITA margin (iii)	42%	(5)%	(66)%	(128)%

The following table presents the reconciliation from the Adjusted EBITA to the consolidated net income for the years ended March 31, 2017, 2018 and 2019:

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB)
Total Segments Adjusted EBITA	72,289	102,000	113,242
Unallocated (i)	(3,117)	(4,997)	(6,261)
Share-based compensation expense	(15,995)	(20,075)	(37,491)
Amortization of intangible assets	(5,122)	(7,120)	(10,727)
Impairment of goodwill	—	(494)	—
Settlement of U.S. federal class action lawsuit	—	—	(1,679)
Consolidated income from operations	48,055	69,314	57,084
Interest and investment income, net	8,559	30,495	44,106
Interest expenses	(2,671)	(3,566)	(5,190)
Other income, net	6,086	4,160	221
Income tax expenses	(13,776)	(18,199)	(16,553)
Share of results of equity investees	(5,027)	(20,792)	566
Consolidated net income	41,226	61,412	80,234

The following table presents the total depreciation and amortization expenses of property and equipment and land use rights by segment for the years ended March 31, 2017, 2018 and 2019:

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB)
Core commerce	2,124	3,784	6,672
Cloud computing	1,438	3,047	6,580
Digital media and entertainment	752	986	1,182
Innovation initiatives and others and unallocated (i)	970	972	528
Total depreciation and amortization expenses of property and equipment and land use rights	5,284	8,789	14,962

(i)	Unallocated expenses are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segments.
(ii)

Adjusted EBITA represents net income before (i) interest and investment income, net, other income, net, interest expense, income tax expenses and share of results of equity investees, (ii) certain non-cash expenses, consisting of share-based compensation expense, amortization of intangible assets and impairment of goodwill, and (iii) settlement of a U.S. federal class action lawsuit, which are not reflective of the Company’s core operating performance.

(iii)	Adjusted EBITA margin represents Adjusted EBITA divided by revenue.

Details of the Company’s revenue by segment are set out in Note 5. As substantially all of the Company’s long-lived assets are located in the PRC and substantially all of the Company’s revenue is derived from within the PRC, no geographical information is presented.